SEGMENTED REPORTING - Disclosure of detailed information about entity reportable segments (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Property, plant and equipment	$ 781,172	$ 20,292	$ 16,276
Intangible assets	1	1
Exploration and evaluation assets	28,752,093	28,344,681
Congo [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	221,960	3,493
Intangible assets	0	0
Exploration and evaluation assets	28,752,093	28,344,681
Canada [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	559,212	16,799
Intangible assets	1	1
Exploration and evaluation assets	$ 0	$ 0